Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2009
Prospectus

The following information replaces the similar information found in the "Performance" section on page 4.

Fidelity Asset Manager 50% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI® EAFE® Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 4.

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented. The fund may invest in a central fund that in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of Commodity Strategy Central Fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.

Effective October 2, 2009, the following information replaces the similar information found under the heading "Principal Investment Strategies" on page 6.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  35% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  15% MSCI EAFE (foreign stocks)
  40% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  10% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information replaces the similar information found under the heading "Principal Investment Strategies" on page 6.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

The following information supplements the existing information found under the heading "Principal Investment Risks" beginning on page 7.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, and political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 11.

Geoffrey Stein is manager of VIP Asset Manager Portfolio, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

VAM-09-02 September 22, 2009
1.797978.109

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Asset Manager: Growth® Portfolio
April 30, 2009
Prospectus

The following information replaces the similar information found in the "Performance" section on page 4.

Fidelity Asset Manager 70% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI® EAFE® Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 4.

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented. The fund may invest in a central fund that in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of Commodity Strategy Central Fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.

Effective October 2, 2009, the following information replaces the similar information found under the heading "Principal Investment Strategies" on page 6.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  49% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  21% MSCI EAFE (foreign stocks)
  25% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  5% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information replaces the similar information for found under the heading "Principal Investment Strategies" on page 6.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

The following information supplements the existing information found under the heading "Principal Investment Risks" beginning on page 7.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, and political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Effective June 1, 2009, the following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 11.

Geoffrey Stein is manager of VIP Asset Manager: Growth Portfolio, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Stein.

VAMG-09-02 September 22, 2009
1.797980.109

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
Asset Manager Portfolio
Asset Manager: Growth® Portfolio
Investment Grade Bond Portfolio
Money Market Portfolio
Strategic Income Portfolio
Prospectus
April 30, 2009




The following information replaces the similar information found in the "Performance" section on page 8.

Fidelity Asset Manager 50% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI® EAFE® Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

Fidelity Asset Manager 70% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 8.

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented. VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio may invest in a central fund that in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive each of VIP Asset Manager Portfolio's and VIP Asset Manager: Growth Portfolio's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of Commodity Strategy Central Fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.

Effective October 2, 2009, the following information replaces the similar information for VIP Asset Manager Portfolio found under the heading "Principal Investment Strategies" on page 11.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  35% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  15% MSCI EAFE (foreign stocks)
  40% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  10% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information replaces the similar information for VIP Asset Manager Portfolio found under the heading "Principal Investment Strategies" on page 11.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Principal Investment Strategies" on page 12.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  49% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  21% MSCI EAFE (foreign stocks)
  25% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  5% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information replaces the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Principal Investment Strategies" on page 12.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

VINC-09-04 September 22, 2009
1.868337.107

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

The following information supplements the existing information found under the heading "Principal Investment Risks" beginning on page 14.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, and political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 19.

Geoffrey Stein is manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio, each of which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

Christopher Sharpe is co-manager of VIP Strategic Income Portfolio, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio
Asset Manager: Growth® Portfolio
Investment Grade Bond Portfolio
Money Market Portfolio
Strategic Income Portfolio
Investor Class
April 30, 2009
Prospectus




The following information replaces the similar information found in the "Performance" section on page 8.

Fidelity Asset Manager 50% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI® EAFE® Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

Fidelity Asset Manager 70% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 8.

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented. VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio may invest in a central fund that in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive each of VIP Asset Manager Portfolio's and VIP Asset Manager: Growth Portfolio's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of Commodity Strategy Central Fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.

Effective October 2, 2009, the following information replaces the similar information for VIP Asset Manager Portfolio found under the heading "Principal Investment Strategies" on page 11.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  35% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  15% MSCI EAFE (foreign stocks)
  40% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  10% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information replaces the similar information for VIP Asset Manager Portfolio found under the heading "Principal Investment Strategies" on page 11.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

Effective October 2, 2009, the following information replaces the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Principal Investment Strategies" on page 12.

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  49% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  21% MSCI EAFE (foreign stocks)
  25% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  5% Barclays Capital U.S. 3-Month Treasury Bill Index

The following information replaces the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Principal Investment Strategies" on page 12.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

VINV-09-04 September 22, 2009
1.870923.106

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

The following information supplements the existing information found under the heading "Principal Investment Risks" beginning on page 14.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, and political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 19.

Geoffrey Stein is manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

Christopher Sharpe is co-manager of VIP Strategic Income Portfolio, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.